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                                                               [LOGO of MetLife]

METLIFE INVESTORS USA INSURANCE COMPANY
GRAGG BUILDING
11225 NORTH COMMUNITY HOUSE ROAD
CHARLOTTE, NC 28277

May 2, 2014

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors USA Insurance Company and
     MetLife Investors USA Separate Account A
     File Nos. 333-161443/811-03365
     (MetLife Growth and Guaranteed Income)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information, each dated April 28, 2014, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on April 9, 2014.

If you have any questions, please contact me at (203) 316-8888.

Sincerely,

/s/ John Towers
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John Towers
Corporate Counsel
Metropolitan Life Insurance Company